SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENT

19. SUBSEQUENT EVENT

On January 6, 2015, our Board of Directors approved an increase in the quarterly cash dividend payable on each share of Common stock and Class B common stock to $0.70 per share from $0.60 per share.